Income Taxes - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Amount [Abstract]
U.S. federal statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	2.00%	1.30%
Incentive stock options	(0.20%)	(0.30%)
162(m) Compensation Limit	0.00%	(0.70%)
Goodwill impairment loss	(1.00%)	(2.80%)
US-Foreign income tax rate difference	1.00%	1.60%
Other permanent items	(0.30%)	(0.60%)
Provision to return adjustments	0.50%	(6.60%)
Deferred only adjustment	(1.90%)	(10.50%)
Change in valuation allowance	(20.50%)	(15.60%)
Effective Rate	0.60%	(13.20%)